Other assets-Other / Other liabilitie (Tables)	6 Months Ended
Sep. 30, 2022
Other assets Other Other liabilities [Abstract]
Schedule of Other assets-Other and Other liabilities

	Millions of yen
	March 31, 2022	September 30, 2022
Other assets—Other:
Securities received as collateral	¥166,352	¥135,199
Goodwill and other intangible assets	30,007	34,265
Deferred tax assets	15,562	20,568
Investments in equity securities for other than operating purposes (1)	249,448	239,387
Deposit receivables (2)	227,777	232,015
Prepaid expenses	17,165	22,287
Other (2)	67,275	102,596

Total	¥773,586	¥786,317

Other liabilities:
Obligation to return securities received as collateral	¥166,352	¥135,199
Accrued income taxes	34,158	20,391
Other accrued expenses and provisions	457,511	419,740
Operating lease liabilities (2)	198,131	201,904
Other (2)	164,073	197,304

Total	¥1,020,225	¥974,538

(1)	Includes equity securities without a readily determinable fair value of ¥65,365 million as of March 31, 2022 and as of September 30, 2022 respectively.
(2)	Certain reclassifications of previously reported amounts have been made to conform to the current period presentation.